Income Taxes - Summary of reconciliation of the statutory federal income tax rate (benefit) and effective tax rate (benefit) (Detail)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statutory Federal income tax rate		21.00%	21.00%
State and local income taxes		6.31%	6.25%
R&D tax credits		7.18%	3.89%
Stock- based compensation		(0.73%)	(0.68%)
Change in Valuation Allowance		(33.83%)	(30.27%)
Other		0.07%	(0.19%)
Income Taxes Benefit		0.00%	0.00%
dMY TECHNOLOGY GROUP, INC. III [Member]
Statutory Federal income tax rate	21.00%
Change in Valuation Allowance	(21.00%)
Income Taxes Benefit	0.00%